CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 108,874	$ 192,172	$ 31,786
Accounts receivable, net	110,696	379,805	48,922
Prepaid expenses and other current assets	82,544	48,648	36,111
Total current assets	302,114	620,625	116,819
NON-CURRENT ASSETS
Property and equipment, net	4,176,920	4,423,148	3,046,942
Operating lease right of use assets	4,808,632	3,886,045	0
Intangible assets, net	5,003,613	5,369,083	6,671,582
Goodwill	1,050,366	1,050,366	924,361
Deposits and other assets	104,486	104,486	62,013
Total non-current assets	15,144,017	14,833,128	10,704,898
TOTAL ASSETS	15,446,131	15,453,753	10,821,717
CURRENT LIABILITIES
Accounts payable and accrued expenses	6,834,684	6,543,635	4,993,970
Deferred revenue	335,109	305,741	6,450
Customer liability	338,725	338,725	338,725
Current portion of loans, advances and agreements	1,794,497	344,758	716,936
Current portion of convertible notes payable, net of discounts	1,711,098	2,101,649	10,000
Notes payable - related parties, net of discount	10,111,240	9,297,078	9,137,982
Current portion of convertible notes payable - related parties, net of discounts	781,581	534,381	202,688
Derivative liabilities	6,805,480	8,836,514	0
Current portion of operating lease liabilities	2,108,909	1,921,843	0
Financing lease liabilitiy	0	0	138,774
Financing lease liability - related party	640,597	626,561	598,490
Total current liabilities	31,461,920	30,850,885	16,144,015
NON-CURRENT LIABILITIES
Loans, advances and agreements, net of current portion and discounts	960,573	1,000,500	0
Convertible note payable, net of current portion and discounts	0	0	5,000
Convertible notes payable - related parties, net of current portion and discounts	141,300	388,500	599,200
Long term portion of operating lease liabilities	2,820,892	2,009,737	0
Total non-current liabilities	3,922,765	3,398,737	604,200
TOTAL LIABILITIES	35,384,685	34,249,622	16,748,215
Commitments and contingencies - See Note 9
Total mezzanine equity	4,794,473	0	0
STOCKHOLDERS' DEFICIT
Common stock, $.001 par value, 1,000,000,000 shares authorized, 857,562,371 and 177,629,939 shares issued and outstanding as of June 30, 2020 and December 31, 2019, respectively	857,563	177,630	136,954
Subscriptions payable	777,380	574,256	168,006
Additional paid-in capital	9,959,111	13,279,749	12,567,881
Accumulated deficit	(36,327,081)	(32,831,093)	(18,802,928)
Total stockholders' deficit	(24,773,027)	(18,795,869)	(5,926,498)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	15,446,131	15,453,753	10,821,717
Series A Preferred Stock
NON-CURRENT LIABILITIES
Total mezzanine equity	3,117,000	0	0
STOCKHOLDERS' DEFICIT
Preferred stock, $.001 par value 100,000,000 shares authorized	0	1,000	1,000
Series B Preferred Stock
NON-CURRENT LIABILITIES
Total mezzanine equity	1,677,473	0	0
STOCKHOLDERS' DEFICIT
Preferred stock, $.001 par value 100,000,000 shares authorized	0	2,589	2,589
Series C Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, $.001 par value 100,000,000 shares authorized	$ 0	$ 0	$ 0